CONSOLIDATED STATEMENT OF FINANCIAL CONDITION (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF FINANCIAL CONDITION
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	4,937,916,229	2,978,278,329	2,108,869,528
Ordinary shares, shares outstanding	4,937,916,229	2,978,278,329	2,108,869,528